Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Tax effects relative to foreign exchange fluctuations from debt (note 20.2)	$ 0	$ (410)	$ (272)
Tax effects relative to foreign exchange fluctuations from intercompany balances (note 20.2)	32	(12)	(181)
Tax effects relative to actuarial (gains) and losses (note 20.2)	(1)	788	183
Foreign currency translation and other effects	201	(274)	906
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ 232	$ 92	$ 636